                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22139
                                                     ---------

                 Oppenheimer Rochester Short Term Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 02/28/2011
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

  Principal                                                                                               Effective
   Amount                                                                            Coupon   Maturity     Maturity*       Value
-------------                                                                        ------  ----------  -------------  ------------
Municipal Bonds and Notes--98.7%
Arizona--0.3%
$      25,000  AZ Capital Facilities Finance Corp. (Arizona State University)(1)     6.000%  09/01/2015  09/01/2011(A)  $     25,129
       30,000  Mohave County, AZ IDA (Mohave Prison)(1)                              7.500   05/01/2019  11/27/2017(B)        31,613
                                                                                                                        ------------
                                                                                                                              56,742
California--22.0%
       40,000  Apple Valley, CA Improvement Bond Act 1915                            6.900   09/02/2015  09/02/2011(A)        41,588
      165,000  CA Dept. of Transportation COP(1)                                     5.250   03/01/2016  03/31/2011(A)       165,622
      150,000  CA Educational Facilities Authority (University of San Diego)(1)      4.750   10/01/2015  04/01/2011(A)       150,249
      100,000  CA GO(1)                                                              4.500   04/01/2013  04/01/2011(A)       100,258
      100,000  CA GO(1)                                                              4.500   12/01/2013  03/31/2011(A)       100,241
       25,000  CA GO(1)                                                              5.250   10/01/2016  04/01/2011(A)        25,076
       10,000  CA GO                                                                 5.500   03/01/2012  03/31/2011(A)        10,040
      125,000  CA GO(1)                                                              5.500   03/01/2014  03/31/2011(A)       125,444
        5,000  CA GO(1)                                                              6.000   08/01/2013  08/01/2011(A)         5,102
       15,000  CA M-S-R Public Power Agency (San Juan)(1)                            6.125   07/01/2013  07/15/2012(B)        15,631
       10,000  CA Pollution Control FA (North Country Recycling Center)(1)           6.750   07/01/2011  03/31/2011(A)        10,193
       75,000  CA Public Works (CA Community Colleges)(1)                            5.250   12/01/2016  03/31/2011(A)        75,104
      100,000  CA Public Works (California Community Colleges)(1)                    5.250   09/01/2019  03/31/2011(A)       100,229
       50,000  CA Public Works (California State University)(1)                      5.500   09/01/2015  03/31/2011(A)        50,107
      125,000  CA Public Works (California University)                               5.125   10/01/2011  04/01/2011(A)       125,451
       40,000  CA Public Works (Dept. of Corrections)                                5.000   09/01/2011  03/31/2011(A)        40,124
       25,000  CA Public Works (Dept. of Corrections)(1)                             5.500   10/01/2019  04/01/2011(A)        25,064
      100,000  CA Public Works (Dept. of Youth Authority)(1)                         5.500   10/01/2017  04/01/2011(A)       100,254
       75,000  CA Public Works (State Universities)(1)                               5.500   12/01/2018  03/31/2011(A)        75,191
       45,000  CA Public Works (Various Community Colleges)(1)                       5.625   03/01/2016  03/31/2011(A)        45,081
      550,000  CA Public Works (Various Community Colleges)(1)                       5.625   03/01/2019  03/31/2011(A)       551,458
       50,000  CA Public Works (Various State Universities)(1)                       5.250   12/01/2013  03/31/2011(A)        50,170
       30,000  CA Public Works (Various State Universities)                          5.375   12/01/2019  03/31/2011(A)        30,072
      200,000  CA Statewide CDA(1)                                                   5.000   06/15/2013  06/15/2013          211,492

               1 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

  Principal                                                                                                Effective
   Amount                                                                            Coupon   Maturity     Maturity*       Value
-------------                                                                        ------  ----------  -------------  ------------
California Continued
$      25,000  CA Water Resource Devel. GO,  Series M(1)                             4.900%  10/01/2013  04/02/2011(A)  $     25,070
       30,000  CA Water Resource Devel. GO, Series N(1)                              5.500   06/01/2016  03/31/2011(A)        30,095
       35,000  CA Water Resource Devel. GO, Series P(1)                              5.800   06/01/2015  03/31/2011(A)        35,120
      125,000  Fontana, CA Redevel. Agency (Jurupa Hills)(1)                         5.500   10/01/2017  10/01/2011(A)       125,691
       50,000  Los Angeles, CA Parking System(1)                                     5.125   05/01/2016  05/01/2011(A)        50,271
       25,000  Los Angeles, CA State Building Authority(1)                           5.500   10/01/2016  04/01/2011(A)        25,188
       70,000  Montebello, CA COP(1)                                                 5.300   11/01/2018  11/01/2011(A)        71,477
       20,000  Oroville, CA Hospital(1)                                              5.400   12/01/2017  03/31/2011(A)        20,019
      150,000  Oxnard, CA School District                                            5.125   08/01/2014  08/01/2011(A)       152,786
      300,000  Riverside County, CA Asset Leasing Corp. (Riverside County
               Hospital)(1)                                                          5.700   06/01/2016  06/01/2012(A)       306,840
       80,000  Sacramento, CA City Financing Authority (California EPA Building)(1)  5.000   05/01/2013  05/01/2011(A)        80,012
       20,000  San Diego, CA Convention Center(1)                                    5.250   04/01/2015  04/01/2011(A)        20,031
       50,000  San Diego, CA Convention Center Expansion Financing Authority(1)      5.250   04/01/2013  04/01/2011(A)        50,109
      120,000  San Jose, CA Airport(1)                                               5.250   03/01/2015  03/31/2011(A)       120,305
       50,000  Santa Ana, CA Community Redevel. Agency (South Main Street)(1)        5.000   09/01/2015  09/01/2013(A)        50,723
       40,000  Stockton, CA COP (Wastewater System)(1)                               5.125   09/01/2016  03/31/2011(A)        40,051
       40,000  Temecula, CA Redevel. Agency(1)                                       4.900   08/01/2016  04/30/2011(A)        40,020
      450,000  West Contra Costa, CA Unified School District(1)                      5.000   02/01/2013  02/01/2013          465,404
                                                                                                                        ------------
                                                                                                                           3,938,453
Colorado--0.4%
       50,000  Colorado Springs, CO Public Facilities Authority COP (Old City Hall)  5.000   12/01/2011  03/31/2011(A)        50,205
       20,000  Larimer County, CO School District No. R-001 Poudre(1)                7.000   12/15/2016  04/07/2015(B)        23,877
                                                                                                                       -------------
                                                                                                                              74,082
Connecticut--0.3%
       40,000  CT GO(1)                                                              5.125   11/15/2013  11/15/2011(A)        41,203
       10,000  CT H&EFA (Sacred Heart University)(1)                                 6.500   07/01/2016  03/31/2011(A)        10,021
                                                                                                                        ------------
                                                                                                                              51,224
Florida--9.6%
       55,000  Alachua County, FL School Board COP                                   4.800   07/01/2014  07/01/2011(A)        56,152
       25,000  Dade County, FL GO (Seaport)(1)                                       5.125   10/01/2016  04/01/2011(A)        25,093

               2 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

  Principal                                                                                                Effective
   Amount                                                                            Coupon   Maturity     Maturity*       Value
-------------                                                                        ------  ----------  -------------  ------------
Florida Continued
$      40,000  Dade County, FL GO (Seaport)(1)                                       5.750%  10/01/2015  04/01/2011(A)  $     40,168
       50,000  FL Dept. of Environmental Protection (Conservation & Recreational
               Lands)(1)                                                             5.375   07/01/2012  03/31/2011(A)        50,205
      150,000  FL Municipal Loan Council(1)                                          5.250   12/01/2015  12/01/2013(A)       153,444
      150,000  Jacksonville, FL Sales Tax(1)                                         5.500   10/01/2018  10/01/2011(A)       153,459
      150,000  Lakeland, FL Hospital System (Lakeland Regional Medical Center)(1)    5.250   11/15/2016  03/31/2011(A)       150,224
      305,000  Lee, FL Memorial Health System Board of Directors (LMH/CaMH
               Obligated Group)(1)                                                   5.750   04/01/2014  04/01/2012(A)       316,239
      200,000  Miami-Dade County, FL Aviation (Miami International Airport)(1)       5.500   10/01/2016  04/01/2011(A)       202,656
      200,000  Miami-Dade County, FL Educational Facilities Authority Floaters(1)    0.290(2)04/01/2038  03/01/2011(A)       200,000
      200,000  Osceola County, FL Infrastructure Sales Surtax(1)                     5.375   10/01/2017  10/01/2012(A)       210,180
       15,000  Palm Beach County, FL Health Facilities Authority (Jupiter Medical
               Center)(1)                                                            5.250   08/01/2013  03/31/2011(A)        15,045
       30,000  Palm Beach County, FL School Board COP(1)                             5.375   08/01/2016  08/01/2011(A)        30,748
       60,000  Pinellas County, FL Educational Facilities Authority (Barry
               University)(1)                                                        6.250   10/01/2015  04/01/2011(A)        60,727
       55,000  Tallahassee, FL Health Facilities (Tallahassee Memorial Medical
               Center)(1)                                                            6.000   12/01/2015  03/31/2011(A)        55,114
                                                                                                                        ------------
                                                                                                                           1,719,454
Georgia--0.5%
       50,000  Atlanta, GA Airport(1)                                                5.500   01/01/2016  03/31/2011(A)        50,419
       35,000  Colquitt County, GA Hospital Authority Anticipation Certificates(1)   5.500   03/01/2016  09/01/2011(A)        35,757
        5,000  Fulco, GA Hospital Authority (St. Joseph's Hospital of Atlanta)(1)    5.500   10/01/2014  03/31/2011(A)         5,122
                                                                                                                        ------------
                                                                                                                              91,298
Illinois--19.6%
      500,000  Chicago, IL Board of Education(1)                                     5.000   12/01/2015  12/01/2012(A)       521,175
      200,000  Chicago, IL GO(1)                                                     5.750   01/01/2014  03/31/2011(A)       202,772
       75,000  Chicago, IL GO(1)                                                     5.750   01/01/2016  03/31/2011(A)        75,290
       75,000  Chicago, IL Midway Airport, Series B(1)                               5.375   01/01/2014  03/31/2011(A)        75,996
       25,000  Chicago, IL O'Hare International Airport(1)                           5.500   01/01/2019  03/31/2011(A)        25,330
      100,000  Chicago, IL Park District(1)                                          5.500   01/01/2014  07/01/2011(A)       101,448
       25,000  Chicago, IL Park District (Aquarium & Museum)(1)                      5.800   01/01/2019  03/31/2011(A)        25,085

               3 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

  Principal                                                                                                Effective
   Amount                                                                            Coupon    Maturity     Maturity*       Value
-------------                                                                        ------   ----------  -------------  -----------
Illinois Continued
$     115,000  Cook County, IL Forest Preservation District(1)                       5.375%   12/15/2015  12/15/2011(A)  $   118,978
      200,000  Cook County, IL GO(1)                                                 5.250    11/15/2016  11/15/2013(A)      210,210
       50,000  IL Devel. Finance Authority Pollution Control (Amerencips)(1)         5.500    03/01/2014  02/28/2014(C)       49,784
      700,000  IL GO(1)                                                              3.250(2) 10/01/2033  03/01/2011(A)      700,000
       60,000  IL GO(1)                                                              5.250    10/01/2015  10/01/2013(A)       62,167
       50,000  IL Health Facilities Authority (Sarah Bush Lincoln Health Center)(1)  5.750    02/15/2014  03/31/2011(A)       50,117
       75,000  IL Health Facilities Authority (Sarah Bush Lincoln Health Center)(1)  6.000    02/15/2017  03/31/2011(A)       75,113
       20,000  IL Regional Transportation Authority(1)                               5.375    06/01/2015  06/01/2012(A)       21,079
       15,000  IL Sales Tax(1)                                                       5.375    06/15/2015  06/15/2011(A)       15,105
       50,000  IL Sales Tax(1)                                                       5.500    06/15/2014  06/15/2011(A)       50,419
      100,000  Lake County, IL Community Consolidated School District No. 50
               (Woodland)(1)                                                         5.550    01/01/2013  03/31/2011(A)      101,761
    1,000,000  Lemont, IL GO(1)                                                      4.850    12/01/2016  03/31/2011(A)    1,003,340

       30,000  Will County, IL School District No. 122(1)                            5.250    11/01/2018  11/01/2011(A)       30,610
                                                                                                                         -----------
                                                                                                                           3,515,779
Indiana--0.3%
       45,000  Delaware County, IN Redevel. District(1)                              6.875    02/01/2018  03/31/2011(A)       45,056
Kansas--0.3%
       50,000  Wichita, KS Hospital (Via Christi Hospitals)(1)                       6.250    11/15/2018  11/15/2011(A)       51,940
Louisiana--0.2
       25,000  Jefferson Parish, LA Hospital Service District No. 2(1)               5.250    07/01/2014  07/01/2011(A)       25,179
       10,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)        5.500    07/15/2018  07/15/2011(A)       10,005
                                                                                                                         -----------
                                                                                                                              35,184
Maryland--0.1%
       25,000  MD H&HEFA (Medlantic/Helix Parent)(1)                                 5.250    08/15/2013  03/31/2011(A)       25,063
Massachusetts--0.6%
       40,000  Plymouth County, MA COP (Correctional Facility)(1)                    5.125    04/01/2013  04/01/2011(A)       40,150
       65,000  Worcester, MA GO(1)                                                   5.000    07/01/2012  03/31/2011(A)       65,240
                                                                                                                         -----------
                                                                                                                             105,390
Michigan--4.6%
       40,000  Detroit, MI Downtown Devel. Authority(1)                              5.000    07/01/2018  03/21/2015(B)       39,586
      500,000  Hazel Park, MI School District(1)                                     5.000    05/01/2014  05/01/2012(A)      520,100

               4 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

  Principal                                                                                                Effective
   Amount                                                                            Coupon   Maturity     Maturity*       Value
-------------                                                                        ------  ----------  -------------  -----------
Michigan Continued
$     100,000  MI Hospital Finance Authority (OH/OUH/OHP Obligated Group)(1)         5.500%  11/01/2018  11/01/2013(A)  $    102,639
       10,000  MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)                5.500   01/15/2018  03/31/2011(A)        10,012
       50,000  MI Municipal Bond Authority(1)                                        5.550   11/01/2012  03/31/2011(A)        50,101
       30,000  Romulus Township, MI Community Schools(1)                             5.250   05/01/2015  05/01/2011(A)        30,205
       70,000  Wayne County, MI Building Authority(1)                                5.250   06/01/2016  03/31/2011(A)        70,265
                                                                                                                        ------------
                                                                                                                             822,908
Minnesota--0.1%
       20,000  Plymouth, MN Health Facilities (Health Span Health System/North
               Memorial Medical Center Obligated Group)                              6.250   06/01/2016  03/31/2011(A)        20,038
Missouri--0.9%
       20,000  MO Environmental Improvement & Energy Resources Authority(1)          5.400   07/01/2015  03/31/2011(A)        20,077
       10,000  MO H&EFA (FHS/FNH Obligated Group)(1)                                 5.375   02/15/2014  03/31/2011(A)        10,024
      130,000  MO Monarch-Chesterfield Levee District                                5.750   03/01/2019  03/31/2011(A)       130,459
                                                                                                                        ------------
                                                                                                                             160,560
Nevada--1.5%
      250,000  Clark County, NV School District(1)                                   5.000   06/15/2016  12/15/2015(A)       274,730
New Hampshire--0.6%
      100,000  NH HE&HFA (Concord Hospital)(1)                                       5.875   10/01/2016  04/01/2011(A)       100,364
New York--6.0%
      180,000  NY MTA, Series A(1)                                                   5.500   11/15/2019  11/15/2012(A)       190,409
      150,000  NY Tobacco Settlement Financing Corp. (TASC)                          5.250   06/01/2016  03/31/2011(A)       150,546
       25,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                       5.500   06/01/2014  03/31/2011(A)        25,097
       30,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                       5.500   06/01/2016  03/31/2011(A)        30,105
      200,000  NY Tobacco Settlement Financing Corp., Series B(1)                    5.500   06/01/2017  06/01/2011(A)       202,030
       65,000  NYC Municipal Water Finance Authority(1)                              5.000   06/15/2016  06/15/2011(A)        66,399
       50,000  NYS DA (Brookdale Hospital Medical Center)(1)                         5.200   02/15/2016  03/31/2011(A)        50,107
      100,000  NYS DA (MMC/GSHMC/SCHRC Obligated Group)                              5.350   07/01/2012  03/31/2011(A)       100,783
       30,000  NYS EFC (State Water Revolving Fund)                                  5.750   01/15/2013  03/18/2011(A)        30,138
       50,000  NYS ERDA (LILCO)(1)                                                   5.150   03/01/2016  03/31/2011(A)        50,941
       50,000  NYS Thruway Authority(1)                                              5.500   04/01/2017  04/01/2012(A)        52,229

               5 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

 Principal                                                                                                Effective
   Amount                                                                            Coupon   Maturity     Maturity*       Value
-----------                                                                          ------  ----------  -------------  -----------
New York Continued
$    15,000  Oneida County, NY IDA (Presbyterian Home for Central, NY)(1)            5.000%  03/01/2014  07/19/2011(B)  $     15,233
     50,000  Port Authority  NY/NJ, 116th Series(1)                                  5.250   10/01/2014  03/31/2011(A)        50,191
     60,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)               5.500   07/15/2016  03/31/2011(A)        60,216
                                                                                                                        ------------
                                                                                                                           1,074,424
Ohio--7.3%
    470,000  Akron, OH Waterworks(1)                                                 5.250   12/01/2017  12/01/2012(A)       487,465
     10,000  Cuyahoga County, OH Hospital (Metro Health System)(1)                   5.125   02/15/2013  03/31/2011(A)        10,026
     80,000  Cuyahoga County, OH Hospital (Metro Health System)(1)                   5.125   02/15/2015  03/31/2011(A)        80,154
     20,000  Hamilton County, OH Sales Tax(1)                                        5.750   12/01/2016  06/01/2011(A)        20,206
     30,000  Lakewood, OH GO                                                         5.125   12/01/2017  03/11/2011(A)        30,052
     50,000  Lorain County, OH Health Care Facilities (Kendal at Oberlin)            5.375   02/01/2012  03/31/2011(A)        50,109
     10,000  Muskingum County, OH Hospital Facilities (FSCCHM)                       5.375   02/15/2012  03/31/2011(A)        10,025
     45,000  OH Higher Education Facility (University of Dayton)(1)                  5.375   12/01/2015  06/01/2011(A)        45,954
    555,000  Solon, OH School District(1)                                            5.500   12/01/2016  08/27/2014(B)       577,183
                                                                                                                        ------------
                                                                                                                           1,311,174
Oregon--0.1%
     10,000  OR Bond Bank (Economic Devel. Dept.)                                    5.000   01/01/2012  03/31/2011(A)        10,036
Pennsylvania--4.4%
    200,000  Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)(1)  5.250   06/01/2017  06/13/2016(B)       206,392
     35,000  Montgomery County, PA HEHA (HRHS/HRPAS/HRMCO/HRVNA Obligated Group)(1)  5.250   10/01/2017  04/01/2011(A)        34,999
    100,000  PA EDFA (Waste Management/Waste Management of Pennsylvania Obligated
             Group)(1)                                                               2.750   09/01/2013  09/01/2013           99,057
     20,000  Philadelphia, PA GO(1)                                                  5.125   05/15/2012  05/15/2011(A)        20,123
     20,000  Philadelphia, PA GO(1)                                                  5.125   05/15/2015  05/15/2011(A)        20,069
    275,000  Philadelphia, PA Redevel. Authority (Neighborhood Transformation)(1)    5.500   04/15/2015  04/15/2012(A)       286,707
     25,000  Phildelphia, PA GO(1)                                                   5.125   05/15/2013  05/15/2011(A)        25,122
    100,000  Reading, PA GO(1)                                                       4.750   11/15/2013  11/15/2013           99,867
                                                                                                                        ------------
                                                                                                                             792,336
Rhode Island--0.9%
     15,000  Providence, RI Public Building Authority, Series B                      5.375   12/15/2016  03/31/2011(A)        15,058

               6 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

  Principal                                                                                                Effective
   Amount                                                                           Coupon    Maturity     Maturity*       Value
-------------                                                                       ------   ----------  -------------  -----------
Rhode Island Continued
 $    150,000  RI Health & Educational Building Corp. (RIH/TMH Obligated Group)(1)  5.500%   05/15/2016  03/31/2011(A)  $    150,261
                                                                                                                        ------------
                                                                                                                             165,319
Texas--5.3%
       35,000  Alamo, TX Community College District(1)                              5.375    11/01/2015  11/01/2011(A)        36,113
       25,000  Corpus Christi, TX Business & Job Devel. Corp. (Seawall)(1)          5.375    03/01/2014  03/31/2011(A)        25,080
      500,000  Houston, TX Airport System Floaters(1)                               0.360(2) 07/01/2032  03/01/2011(A)       500,000
      100,000  Lower Colorado, TX River Authority(1)                                5.375    05/15/2014  05/15/2012(A)       104,941
      150,000  North Central Texas HFDC (Baylor Health Care System)(1)              5.000    05/15/2017  03/31/2011(A)       150,186
       15,000  North Central Texas HFDC (Baylor Health Care System)(1)              5.375    05/15/2016  03/31/2011(A)        15,029
       40,000  TX GO                                                                5.250    08/01/2012  03/31/2011(A)        40,163
       20,000  TX Lower Colorado River Authority(1)                                 6.000    05/15/2013  03/31/2011(A)        20,089
       50,000  TX Public Finance Authority(1)                                       5.375    10/01/2016  10/01/2011(A)        51,291
                                                                                                                        ------------
                                                                                                                             942,892
U.S. Possessions--6.2%
      200,000  Puerto Rico Commonwealth GO(1)                                       4.750    12/01/2015  12/01/2013(A)       203,816
      150,000  Puerto Rico Commonwealth GO(1)                                       5.625    07/01/2019  07/01/2011(A)       150,078
      205,000  Puerto Rico Commonwealth GO(1)                                       6.500    07/01/2013  07/01/2013          221,999
       55,000  Puerto Rico Government Devel. Bank(1)                                5.000    12/01/2013  12/01/2013           58,047
       45,000  Puerto Rico HFA (Vivienda Modernization)(1)                          4.750    10/01/2011  04/01/2011(A)        45,154
       50,000  Puerto Rico Highway & Transportation Authority(1)                    5.500    07/01/2014  07/01/2014           53,566
       50,000  Puerto Rico Highway & Transportation Authority(1)                    5.750    07/01/2019  07/01/2013(A)        50,843
       15,000  Puerto Rico Highway & Transportation Authority, Series G(1)          5.250    07/01/2019  07/01/2013(A)        15,089
       35,000  Puerto Rico Infrastructure(1)                                        5.500    07/01/2015  07/01/2015           37,366
      115,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                      6.250    07/01/2016  03/31/2011(A)       115,421
       60,000  Puerto Rico Public Buildings Authority(1)                            5.000    07/01/2013  07/01/2013           62,957
       75,000  University of V.I., Series A(1)                                      5.750    12/01/2013  12/01/2011(A)        75,452

       25,000  V.I. Public Finance Authority, Series A(1)                           6.375    10/01/2019  10/01/2011(A)        25,292
                                                                                                                        ------------
                                                                                                                           1,115,080
Utah--2.4%
      330,000  Salt Lake County, UT Hospital (IHC Health Services)(1)               5.500    05/15/2014  05/15/2011(A)       336,640

               7 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

  Principal                                                                                                Effective
   Amount                                                                           Coupon    Maturity     Maturity*       Value
-------------                                                                       ------   ----------  -------------  ------------
Utah Continued
$     100,000  Salt Lake County, UT Hospital (IHC Health Services)(1)               5.500%   05/15/2016  05/15/2011(A)  $    101,973
                                                                                                                        ------------
                                                                                                                             438,613
Vermont--0.3%
       50,000  Burlington, VT Electric(1)                                           5.375    07/01/2013  07/01/2012(A)        52,181
Washington--2.4%
       25,000  Seattle, WA Municipal Light & Power(1)                               5.500    03/01/2017  03/10/2011(A)        25,043
      300,000  University of Washington Floaters(1)                                 0.270(2) 06/01/2037  03/01/2011(A)       300,000
      100,000  WA Health Care Facilities Authority (Provident Health & Services/
               Providence Health System-Oregon Obligated Group)(1)                  5.125    10/01/2017  10/01/2011(A)       101,949
                                                                                                                        ------------
                                                                                                                             426,992
West Virginia--1.3%
      235,000  Ohio County, WV Board of Education(1)                                5.125    06/01/2018  03/31/2011(A)       235,737
Wisconsin--0.2%
       25,000  WI H&EFA (Agnesian Healthcare)(1)                                    5.000    07/01/2018  07/01/2011(A)        25,011
       10,000  WI H&EFA (Monroe Clinic)(1)                                          5.125    02/15/2016  03/31/2011(A)        10,012
                                                                                                                        ------------
                                                                                                                              35,023

Total Investments, at Value (Cost $17,677,295)-98.7%                                                                      17,688,072
Other Assets Net of Liabilities-1.3                                                                                          235,386
                                                                                                                        ------------
Net Assets-100.0%                                                                                                       $ 17,923,458
                                                                                                                        ============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

     A. Optional call date; corresponds to the most conservative yield calculation.

     B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

     C.   Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

               8 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of February 28, 2011 based on valuation input level:

                                                                     LEVEL 3--
                                   LEVEL 1--        LEVEL 2--       SIGNIFICANT
                                   UNADJUSTED   OTHER SIGNIFICANT  UNOBSERVABLE
                                 QUOTED PRICES  OBSERVABLE INPUTS     INPUTS        VALUE
                                 -------------  -----------------  ------------  ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Arizona                        $          --  $          56,742  $         --  $     56,742
  California                                --          3,938,453            --     3,938,453
  Colorado                                  --             74,082            --        74,082
  Connecticut                               --             51,224            --        51,224
  Florida                                   --          1,719,454            --     1,719,454
  Georgia                                   --             91,298            --        91,298
  Illinois                                  --          3,515,779            --     3,515,779
  Indiana                                   --             45,056            --        45,056
  Kansas                                    --             51,940            --        51,940
  Louisiana                                 --             35,184            --        35,184
  Maryland                                  --             25,063            --        25,063
  Massachusetts                             --            105,390            --       105,390
  Michigan                                  --            822,908            --       822,908
  Minnesota                                 --             20,038            --        20,038
  Missouri                                  --            160,560            --       160,560
  Nevada                                    --            274,730            --       274,730
  New Hampshire                             --            100,364            --       100,364
  New York                                  --          1,074,424            --     1,074,424
  Ohio                                      --          1,311,174            --     1,311,174
  Oregon                                    --             10,036            --        10,036
  Pennsylvania                              --            792,336            --       792,336
  Rhode Island                              --            165,319            --       165,319
  Texas                                     --            942,892            --       942,892
  U.S. Possessions                          --          1,115,080            --     1,115,080
  Utah                                      --            438,613            --       438,613
  Vermont                                   --             52,181            --        52,181
  Washington                                --            426,992            --       426,992
  West Virginia                             --            235,737            --       235,737
  Wisconsin                                 --             35,023            --        35,023
                                 -------------  -----------------  ------------  ------------
Total Assets                     $          --  $      17,688,072  $         --  $ 17,688,072
                                 -------------  -----------------  ------------  ------------

              9 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CaMH         Cape Memorial Hospital
CDA          Communities Devel. Authority
COP          Certificates of Participation
DA           Dormitory Authority
EDFA         Economic Devel. Finance Authority
EFC          Environmental Facilities Corp.
ERDA         Energy Research and Devel. Authority
FHS          Freeman Health System
FNH          Freeman Neosho Hospital
FSCCHM       Franciscan Sisters of Christian Charity Healthcare Ministry.
GO           General Obligation
GSHMC        Good Samaritan Hospital Medical Center
H&EFA        Health and Educational Facilities Authority
H&HEFA       Hospitals and Higher Education Facilities Authority
HEHA         Higher Education and Health Authority
HE&HFA       Higher Education and Health Facilities Authority
HFA          Housing Finance Agency
HFDC         Health Facilities Devel. Corp.
HRHS         Holy Redeemer Health System
HRPAS        Holy Redeemer Physician & Ambulatory Services
HRMCO        HR Managed Care Organization
HRVNA        HR Visiting Nurse Agency
IDA          Industrial Devel. Agency
IHC          Intermountain Health Care
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LILCO        Long Island Lighting Corp.
LMH          Lee Memorial Hospital
MA           Mercy Alliance
MMC          Mercy Medical Center
M-S-R        Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA          Metropolitan Transportation Authority
NH           Northgate Housing
NY/NJ        New York/New Jersey
NYC          New York City
NYS          New York State
OH           Oakwood Healthcare
OHP          Oakwood Health Promotions
OUH          Oakwood United Hospitals
PHMS         Pinnacle Health Medical Serivces
PHH          Pinnacle Health Hospitals
PHS          Pinnacle Health System
RIH          Rhode Island Hospital
SCHRC        St. Charles Hospital and Rehabilitation Center
TASC         Tobacco Settlement Asset-Backed Bonds
TMH          The Miriam Hospital
V.I.         United States Virgin Islands

              10 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

Commencement of operations was December 6, 2010.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

              11 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     17,677,295
                                              ================

Gross unrealized appreciation                 $         44,658
Gross unrealized depreciation                          (33,881)
                                              ----------------
Net unrealized appreciation                   $         10,777
                                              ================

              12 | Oppenheimer Rochester Short Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

   (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:   /s/ William F. Glavin, Jr.
      ---------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 04/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      ---------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 04/11/2011

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 04/11/2011